PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks
Diversified REITs 2.8%
Essential Properties Realty Trust, Inc.	76,653	$1,799,046
Health Care REITs 15.6%
Community Healthcare Trust, Inc.	34,947	1,251,103
Medical Properties Trust, Inc.(a)	139,106	1,549,641
Omega Healthcare Investors, Inc.	63,044	1,762,080
Ventas, Inc.	12,638	569,342
Welltower, Inc.	75,728	4,963,970
		10,096,136
Hotel & Resort REITs 1.5%
Apple Hospitality REIT, Inc.	38,378	605,605
Host Hotels & Resorts, Inc.	21,217	340,533
		946,138
Industrial REITs 18.1%
Americold Realty Trust, Inc.	76,560	2,167,414
First Industrial Realty Trust, Inc.	246	11,872
Prologis, Inc.	70,857	7,987,710
Rexford Industrial Realty, Inc.	27,474	1,501,179
		11,668,175
Integrated Telecommunication Services 2.1%
Radius Global Infrastructure, Inc. (Class A Stock)*	114,331	1,351,392
Office REITs 1.7%
Veris Residential, Inc.*	68,470	1,090,727
Residential REITs 18.4%
American Homes 4 Rent (Class A Stock)	10,197	307,337
Camden Property Trust	12,500	1,398,500
Equity LifeStyle Properties, Inc.	6,771	437,406
Equity Residential	53,559	3,159,981
Independence Realty Trust, Inc.	77,336	1,303,885
Invitation Homes, Inc.	21,995	651,932
Mid-America Apartment Communities, Inc.	1,822	286,036
Sun Communities, Inc.	15,949	2,280,707
UDR, Inc.	52,760	2,043,395
		11,869,179

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 18.1%
Agree Realty Corp.	19,841	$1,407,322
Brixmor Property Group, Inc.	53,081	1,203,346
Kimco Realty Corp.	22,545	477,503
Kite Realty Group Trust	36,831	775,292
National Retail Properties, Inc.	21,139	967,321
NETSTREIT Corp.	38,720	709,738
Realty Income Corp.	31,282	1,984,217
Regency Centers Corp.	17,556	1,097,250
Simon Property Group, Inc.	11,647	1,368,290
Spirit Realty Capital, Inc.	42,871	1,711,839
		11,702,118
Specialized REITs 21.4%
CubeSmart	16,347	657,967
Digital Realty Trust, Inc.	28,204	2,828,015
Equinix, Inc.	5,813	3,807,689
Extra Space Storage, Inc.	4,223	621,541
Life Storage, Inc.	4,225	416,163
Public Storage	10,600	2,970,014
SBA Communications Corp.	4,743	1,329,510
VICI Properties, Inc.	36,655	1,187,622
		13,818,521

Total Long-Term Investments (cost $65,036,204)		64,341,432

Short-Term Investments 2.7%
Affiliated Mutual Fund 2.5%
PGIM Institutional Money Market Fund (cost $1,595,843; includes $1,595,053 of cash collateral for securities on loan)	1,596,641	1,595,843

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value

Unaffiliated Fund 0.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $135,226)	135,226	$135,226

Total Short-Term Investments (cost $1,731,069)		1,731,069

TOTAL INVESTMENTS 102.4% (cost $66,767,273)		66,072,501
Liabilities in excess of other assets (2.4)%		(1,570,249)

Net Assets 100.0%		$64,502,252

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,545,118; cash collateral of $1,595,053 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3